Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 53,547	$ 94,787
Short-term deposits and highly liquid funds	44	94
Restricted cash	84,260	16,303
Cash and cash equivalents and restricted cash	$ 137,851	$ 111,184	$ 78,727	$ 150,774